TAXES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2019
TAXES
Uncertain tax positions		$ 0	$ 0	$ 0	$ 2,800,000
Forecast
TAXES
Annual effective tax rate	(0.09%)